Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Schedule of Allowance for Credit Losses
The allowance for credit losses, which is recorded in accounts receivable and other current assets, changed as follows.

	Quarter		Year-to-Date
($ millions)	2026	2025	2026	2025
Periods ended June 30
Balance, beginning of period	(78)	(77)	(80)	(78)
Credit loss expense	(10)	(7)	(24)	(14)
Credit loss deferral	(8)	(12)	(7)	(17)
Write-offs, net of recoveries	20	19	36	32
Foreign exchange	(1)	3	(2)	3
Balance, end of period	(77)	(74)	(77)	(74)